UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425, Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal Street
Suite 700
Boston, MA 02110

(Name and address of agent for service)

With Copies To:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end: 11/30/2017

Date of reporting period: 05/31/2017

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended May 31, 2017 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1)is filed herewith.

Semi-Annual Report 2017

Mid-Cap Fund
Small-Cap Fund
Wellington Shields All-Cap Fund
 May 31, 2017

Capital Management
Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Wellington Shields & Co., LLC, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-3000.

Capital Management Funds

Mid-Cap
An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities (concentrating on mid-cap company securities), short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to the following risks: mid-cap securities risk, short-term investment risk, short sales risk and derivative instruments risk. More information about these risks and other risks can be found in the Fund’s prospectus.

Small-Cap
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

 Since the Fund’s investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

All-Cap
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in equity securities. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities, short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to the following risks: large-cap securities risk, mid-cap securities risk, small-cap securities risk, shares of other investment companies and Exchange Traded Funds risk, short-term investment risk, short sales risk and new fund risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling 1-888-626-3863.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about July 31, 2017.

Capital Management Funds

Fund Expense Example (Unaudited)
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of each table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mid–Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period(a)
Actual (+4.28%)	$ 1,000.00	$ 1,042.00	$ 7.64
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.45	$ 7.54

Mid–Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period(a)
Actual (+3.88%)	$ 1,000.00	$ 1,038.80	$ 11.44
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,013.71	$ 11.30

Small–Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period(b)
Actual (+2.41%)	$ 1,000.00	$ 1,024.10	$ 7.57
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.45	$ 7.54

Small–Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period(b)
Actual (+2.25%)	$ 1,000.00	$ 1,022.50	$ 9.23
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,015.81	$ 9.20

Wellington Shields All-Cap Class A Shares Expense Example	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period(c)
Actual (+6.11%)	$ 1,000.00	$ 1,061.10	$ 7.71
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.45	$ 7.54

(a)
Expenses are equal to the Mid-Cap Fund's annualized expense ratios of 1.50% and 2.25% for the Institutional Class and Investor Class Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

(b)
Expenses are equal to the Small-Cap Fund's annualized expense ratios of 1.50% and 1.83% for the Institutional Class and Investor Class Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

(c)
Expenses are equal to the All-Cap Fund's annualized expense ratio of 1.50% for the Class A Shares, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Fund Expense Example (Unaudited) (continued)

Total Fund operating expense ratios as stated in the Funds’ current prospectus dated March 30, 2017 were as follows:
Capital Management Mid-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.67%
Capital Management Mid-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.53%
Capital Management Mid-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.42%
Capital Management Mid-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.28%
Capital Management Small-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.81%
Capital Management Small-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.53%
Capital Management Small-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.56%
Capital Management Small-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.28%
Wellington Shields All-Cap Fund Class A Shares, gross of fee waivers and/or expense reimbursements	2.34%
Wellington Shields All-Cap Fund Class A Shares, after waivers and/or reimbursements *	1.52%

* Capital Management Associates, Inc. has entered into a contractual agreement with the Mid-Cap and Small-Cap Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. Wellington Shields Capital Management, LLC has entered into a contractual agreement with the Wellington Shields All-Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.15%. The contractual agreements cannot be terminated prior to March 31, 2018 without the Trust’s Board of Trustees’ approval. Total Gross Operating Expenses during the six month period ended May 31, 2017 were 1.62%, 2.37%, 1.73%, 2.48% and 2.30% for the Mid-Cap Fund Institutional Shares, Mid-Cap Fund Investor Shares, Small-Cap Fund Institutional Shares, Small-Cap Fund Investor Shares and Wellington Shields All-Cap Fund Class A Shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Notes 3 & 4) sections of this report for expense related disclosure during the six month period ended May 31, 2017.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-626-3863. Please read it carefully before you invest or send money.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2017 (Unaudited)

	Shares	Value

Common Stocks - 87.14%

Aerospace & Defense - 3.08%
Harris Corp.	5,500	$616,880

Banks - 5.69%
East West Bancorp, Inc.	9,000	492,570
First Republic Bank - CA	7,000	644,700
		1,137,270
Beverages - 5.35%
Constellation Brands, Inc. - Class A	2,300	420,325
Dr. Pepper Snapple Group, Inc.	7,000	649,670
		1,069,995
Chemicals - 1.76%
Olin Corp.	12,000	352,080

Commercial Services - 8.51%
Cintas Corp.	5,500	692,340
* CoStar Group, Inc. (a)	2,100	549,297
* Quanta Services, Inc.	15,000	459,900
		1,701,537
Computers - 2.74%
* NetScout Systems, Inc.	15,000	549,000

Distribution & Wholesale - 2.05%
* LKQ Corp.	13,000	409,370

Diversified Financial Services - 4.43%
Air Lease Corp.	12,750	470,730
FNF Group	9,750	415,447
		886,177
Hand & Machine Tools - 7.16%
Snap-on, Inc.	3,750	606,225
Stanley Black & Decker, Inc.	6,000	825,840
		1,432,065
Healthcare - Products - 5.16%
DENTSPLY SIRONA, Inc.	9,000	571,680
* Henry Schein, Inc. (a)	2,500	459,925
		1,031,605
Healthcare - Services - 3.26%
Quest Diagnostics, Inc. - DE	6,000	652,620

See Notes to Financial Statements.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2017 (Unaudited)

	Shares	Value

Common Stocks - 87.14% (continued)

Housewares - 5.29%
Newell Brands, Inc.	20,000	$1,059,000

Insurance - 2.17%
Radian Group, Inc.	27,000	433,620

Iron & Steel - 2.29%
Steel Dynamics, Inc.	13,500	458,865

Machinery - Diversified - 3.65%
* Zebra Technologies Corp.	7,000	730,380

Mining - 2.05%
Wheaton Precious Metals Corp.	20,000	410,200

Oil & Gas - 4.31%
* Energen Corp.	8,000	456,320
HollyFrontier Corp.	17,000	406,300
		862,620
REITs - 2.28%
W.P. Carey, Inc.	7,000	456,610

Retail - 6.70%
* Burlington Stores, Inc.	7,500	733,875
Ross Stores, Inc.	9,500	607,240
		1,341,115
Semiconductors - 2.92%
Microchip Technology, Inc.	7,000	583,100

Software - 0.64%
* Synchronoss Technologies, Inc.	10,000	127,800

Telecommunications - 2.23%
* Ciena Corp.	19,000	446,120

Transportation - 3.42%
* XPO Logistics, Inc. (a)	13,000	683,800

Total Common Stocks (Cost $11,260,999)		17,431,829

See Notes to Financial Statements.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2017 (Unaudited)

	Shares	Value

Investment Companies - 11.74%
** First American Treasury Obligations Fund - Class Z, 0.65%	2,348,737	$2,348,737

Total Investment Companies (Cost $2,348,737)		2,348,737

Total Investments (Cost $13,609,736) - 98.88%		$19,780,566
Options Written (Premiums Received $9,404) - (0.09%) (b)		(17,900)
Other Assets in Excess of Liabilities, net - 1.21%		242,632
Net Assets - 100.00%		$20,005,298

*	Non-income producing investment.
**	Rate shown represents the rate at May 31, 2017 which is subject to change and resets daily.
(a)	All or a portion of the security is segregated as collateral for call options written.
(b)	Please refer to the Schedule of Written Options for details of options written.

The following abbreviation is used in this portfolio:

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2017 (Unaudited)

	% of Net
Industry	Assets	Value

Aerospace & Defense	3.08%	$616,880
Banks	5.69%	1,137,270
Beverages	5.35%	1,069,995
Chemicals	1.76%	352,080
Commercial Services	8.51%	1,701,537
Computers	2.74%	549,000
Distribution & Wholesale	2.05%	409,370
Diversified Financial Services	4.43%	886,177
Hand & Machine Tools	7.16%	1,432,065
Healthcare - Products	5.16%	1,031,605
Healthcare - Services	3.26%	652,620
Housewares	5.29%	1,059,000
Insurance	2.17%	433,620
Investment Companies	11.74%	2,348,737
Iron & Steel	2.29%	458,865
Machinery - Diversified	3.65%	730,380
Mining	2.05%	410,200
Oil & Gas	4.31%	862,620
REITs	2.28%	456,610
Retail	6.70%	1,341,115
Semiconductors	2.92%	583,100
Software	0.64%	127,800
Telecommunications	2.23%	446,120
Transportation	3.42%	683,800
Total	98.88%	$19,780,566

See Notes to Financial Statements.

Capital Management Mid-Cap Fund

SCHEDULE OF WRITTEN OPTIONS

As of May 31, 2017 (Unaudited)

OPTIONS WRITTEN - (0.09)%

CALL OPTIONS WRITTEN - (0.09)%	Strike	Expiration	Contracts [1]	Value

CoStar Group, Inc.	$260.00	6/16/2017	10	$5,900
Henry Schein, Inc.	$180.00	6/16/2017	25	11,500
XPO Logistics, Inc.	$60.00	6/16/2017	50	500
TOTAL CALL OPTIONS WRITTEN (Premiums Received $9,404)				17,900

TOTAL OPTIONS WRITTEN (Premiums Received $9,404)				$17,900

[1]	Each option contract is equivalent to 100 shares of the underlying common stock.

All options are non-income producing.

See Notes to Financial Statements.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2017 (Unaudited)

	Shares	Value

Common Stocks - 90.60%

Banks - 5.09%
Bryn Mawr Bank Corp.	10,000	$408,500
First Financial Bancorp	15,000	375,750
		784,250
Chemicals - 3.84%
Stepan Co.	7,000	592,340

Commercial Services - 4.42%
Deluxe Corp.	10,000	681,600

Computers - 2.78%
* Lumentum Holdings, Inc.	7,500	427,875

Distribution & Wholesale - 2.97%
H&E Equipment Services, Inc.	23,000	457,470

Electric - 8.53%
Black Hills Corp.	10,000	695,400
NorthWestern Corp.	10,000	619,600
		1,315,000
Electronics - 7.27%
* Orbotech Ltd.	19,500	695,760
Vishay Intertechnology, Inc.	26,000	425,100
		1,120,860
Energy - Alternate Sources - 2.76%
* TPI Composites, Inc.	25,000	425,500

Engineering & Construction - 3.34%
Granite Construction, Inc.	11,000	515,460

Environmental Control - 2.78%
Covanta Holding Corp.	29,000	427,750

Food - 3.95%
B&G Foods, Inc.	15,000	608,250

Healthcare - Services - 2.06%
HealthSouth Corp.	7,000	317,310

Home Furnishings - 2.93%
* Universal Electronics, Inc.	7,000	452,200

Housewares - 2.81%
Newell Brands, Inc.	8,189	433,608

See Notes to Financial Statements.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2017 (Unaudited)

	Shares	Value

Common Stocks - 90.60% (continued)

Insurance - 6.80%
James River Group Holdings Ltd.	15,000	$594,600
Maiden Holdings Ltd.	43,000	453,650
		1,048,250
Iron & Steel - 2.84%
Carpenter Technology Corp.	12,000	437,640

Miscellaneous Manufacturing - 1.44%
* Fabrinet	6,300	221,949

Oil & Gas - 3.37%
* Birchcliff Energy Ltd.	49,000	229,810
* Precision Drilling Corp.	80,000	290,400
		520,210
Pharmaceuticals - 1.22%
* Depomed, Inc.	18,000	188,640

REITs - 2.25%
CareTrust REIT, Inc.	19,000	346,750

Retail - 3.28%
* GMS, Inc.	15,500	506,230

Semiconductors - 7.87%
* MaxLinear, Inc. - Class A	23,000	716,450
Silicon Motion Technology Corp.	9,500	496,375
		1,212,825
Telecommunications - 5.20%
* Iridium Communications, Inc.	58,500	579,150
* Oclaro, Inc.	25,000	222,000
		801,150
Transportation - 0.80%
GasLog Ltd.	9,500	123,025

Total Common Stocks (Cost $10,532,011)		13,966,142

Investment Companies - 7.12%
** First American Treasury Obligations Fund - Class Z, 0.65%	1,097,121	1,097,121

Total Investment Companies (Cost $1,097,121)		1,097,121

See Notes to Financial Statements.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2017 (Unaudited)

Value

Total Investments (Cost $11,629,132) - 97.72%	$15,063,263
Other Assets in Excess of Liabilities, net - 2.28%	351,086
Net Assets - 100.00%	$15,414,349

*	Non-income producing investment.
**	Rate shown represents the rate at May 31, 2017 which is subject to change and resets daily.

The following abbreviation is used in this portfolio:

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2017 (Unaudited)

	% of Net
Industry	Assets	Value

Banks	5.09%	$784,250
Chemicals	3.84%	592,340
Commercial Services	4.42%	681,600
Computers	2.78%	427,875
Distribution & Wholesale	2.97%	457,470
Electric	8.53%	1,315,000
Electronics	7.27%	1,120,860
Energy - Alternate Sources	2.76%	425,500
Engineering & Construction	3.34%	515,460
Environmental Control	2.78%	427,750
Food	3.95%	608,250
Healthcare - Services	2.06%	317,310
Home Furnishings	2.93%	452,200
Housewares	2.81%	433,608
Insurance	6.80%	1,048,250
Investment Companies	7.12%	1,097,121
Iron & Steel	2.84%	437,640
Miscellaneous Manufacturing	1.44%	221,949
Oil & Gas	3.37%	520,210
Pharmaceuticals	1.22%	188,640
REITs	2.25%	346,750
Retail	3.28%	506,230
Semiconductors	7.87%	1,212,825
Telecommunications	5.20%	801,150
Transportation	0.80%	123,025
Total	97.72%	$15,063,263

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2017 (Unaudited)

	Shares	Value

Common Stocks - 96.30%

Aerospace & Defense - 4.37%
Raytheon Co.	2,490	$408,385

Banks - 6.05%
Citizens Financial Group, Inc.	7,900	269,390
First Republic Bank - CA	3,215	296,102
		565,492
Biotechnology - 3.05%
* Celgene Corp.	2,490	284,881

Building Materials - 2.03%
Fortune Brands Home & Security, Inc.	3,000	189,300

Chemicals - 3.40%
Dow Chemical Co.	5,130	317,855

Computers - 3.20%
Accenture PLC - Class A	2,400	298,728

Diversified Financial Services - 7.43%
BlackRock, Inc.	730	298,745
MasterCard, Inc. - Class A	3,215	395,059
		693,804
Engineering & Construction - 3.17%
Granite Construction, Inc.	6,310	295,687

Food - 5.24%
B&G Foods, Inc.	7,075	286,891
JM Smucker Co.	3,250	202,507
		489,398
Healthcare - Products - 7.00%
Becton Dickinson and Co.	1,660	314,122
* Edwards Lifescience Corp.	2,955	340,032
		654,154
Housewares - 2.27%
Newell Brands, Inc.	4,000	211,800

Insurance - 2.19%
Maiden Holdings Ltd.	19,390	204,565

Internet - 14.81%
* Alibaba Group Holding Ltd. - ADR	400	48,984
* Alphabet, Inc. - Class A	262	258,618
* Alphabet, Inc. - Class C	262	252,793
* Amazon.com, Inc.	415	412,767
* Baidu, Inc. - ADR	250	46,525
CDW Corp. - DE	5,300	318,954
Tencent Holdings Ltd. - ADR	1,300	44,643
		1,383,284

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2017 (Unaudited)

	Shares	Value

Common Stocks - 96.30% (continued)

Iron & Steel - 2.82%
Nucor Corp.	4,540	$263,774

Machinery - Construction & Mining - 3.28%
ABB Ltd. - ADR	12,200	306,586

Media - 3.24%
Walt Disney Co.	2,800	302,232

Oil & Gas - 2.94%
Exxon Mobil Corp.	3,405	274,103

Pharmaceuticals - 2.03%
* Jazz Pharmaceuticals PLC	1,300	189,228

Private Equity - 3.78%
Blackstone Group LP	10,750	353,460

REITs - 3.49%
Crown Castle International Corp.	3,205	325,788

Semiconductors - 6.45%
Applied Materials, Inc.	6,060	278,033
* Microsemi Corp.	6,610	324,617
		602,650
Software - 4.06%
* Microsoft Corp.	5,430	379,231

Total Common Stocks (Cost $7,608,202)		8,994,385

Investment Companies - 1.06%
** First American Treasury Obligations Fund - Class Z, 0.65%	98,486	98,486

Total Investment Companies (Cost $98,486)		98,486

Total Investments (Cost $7,706,688) - 97.36%		$9,092,871
Other Assets in Excess of Liabilities, net - 2.64%		247,011
Net Assets - 100.00%		$9,339,882

*	Non-income producing investment.
**	Rate shown represents the rate at May 31, 2017 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2017 (Unaudited)

	% of Net
Industry	Assets	Value
Aerospace & Defense	4.37%	$408,385
Banks	6.05%	565,492
Biotechnology	3.05%	284,881
Building Materials	2.03%	189,300
Chemicals	3.40%	317,855
Computers	3.20%	298,728
Diversified Financial Services	7.43%	693,804
Engineering & Construction	3.17%	295,687
Food	5.24%	489,398
Healthcare - Products	7.00%	654,154
Housewares	2.27%	211,800
Insurance	2.19%	204,565
Internet	14.81%	1,383,284
Investment Companies	1.06%	98,486
Iron & Steel	2.82%	263,774
Machinery - Construction & Mining	3.28%	306,586
Media	3.24%	302,232
Oil & Gas	2.94%	274,103
Pharmaceuticals	2.03%	189,228
Private Equity	3.78%	353,460
REITs	3.49%	325,788
Semiconductors	6.45%	602,650
Software	4.06%	379,231
Total	97.36%	$9,092,871

See Notes to Financial Statements.

Capital Management Funds
STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2017 (Unaudited)	Mid-Cap Fund	Small-Cap Fund	Wellington Shields All-Cap Fund

Assets:
Investments, at cost	$13,609,736	$11,629,132	$7,706,688
Investments, at value (note 1)	19,780,566	15,063,263	9,092,871
Receivables:
Investments sold	239,344	342,052	253,353
Dividends and interest	24,576	25,282	9,639
Prepaid expenses	6,818	6,646	5,787
Total assets	20,051,304	15,437,243	9,361,650

Liabilities:
Options written, at premiums received	9,404	-	-
Options written, at value (note 1)	17,900	-	-
Payables:
Due to adviser (note 3)	14,565	9,755	784
Due to administrator (note 3)	4,612	3,864	2,391
Distribution and Service (12b-1) fees (note 4)	381	4	9,887
Other liabilities and accrued expenses	8,548	9,271	8,706
Total liabilities	46,006	22,894	21,768

Total Net Assets	$20,005,298	$15,414,349	$9,339,882

Net Assets consist of:
Capital (par value and paid in surplus)	$12,611,642	$11,803,951	$8,340,899
Undistributed (accumulated) net investment income (loss)	(121,005)	(103,972)	4,919
Undistributed (accumulated) net realized gain (loss) on investment transactions and options written	1,352,327	280,239	(392,119)
Net unrealized appreciation on investments and options written	6,162,334	3,434,131	1,386,183
Total Net Assets	$20,005,298	$15,414,349	$9,339,882

Institutional Shares:
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized):	813,612	739,463
Net Assets - Institutional Shares	$19,411,410	$15,087,492
Net Asset Value, Maximum Offering and Redemption Price Per Share	$23.86	$20.40

Investor Shares:
Investor Shares Outstanding, $0.01 par value (unlimited shares authorized):	31,261	17,153
Net Assets - Investor Shares	$593,888	$326,857
Net Asset Value and Redemption Price Per Share	$19.00	$19.06
Maximum Offering Price Per Mid-Cap Investor Share (Net Asset Value / 0.97)	$19.59
Maximum Offering Price Per Small-Cap Investor Share (Net Asset Value / 0.97)		$19.65

Class A Shares:
Class A Shares Outstanding, $0.01 par value (unlimited shares authorized):			814,217
Net Assets - Institutional Shares			$9,339,882
Net Asset Value, Maximum Offering and Redemption Price Per Share			$11.47

See Notes to Financial Statements.

Capital Management Funds
STATEMENTS OF OPERATIONS

			Wellington Shields
For the six month period ended May 31, 2017 (Unaudited)	Mid-Cap Fund	Small-Cap Fund	All-Cap Fund

Investment income:
Dividends	$102,227	$153,445	$80,642
Foreign withholding tax	(707)	(138)	-
Interest	1,952	2,034	703
Total investment income	103,472	155,341	81,345

Expenses:
Advisory fees (note 3)	98,666	78,005	48,258
Distribution and service (12b-1) fees (note 4)	2,445	1,243	16,890
Administration fees (note 3)	29,155	25,022	16,401
Legal fees	7,640	7,640	5,735
Audit and tax preparation fees	7,729	7,729	7,480
Trustees' fees and meeting expenses	5,984	5,984	5,984
Other operating expenses	4,401	4,401	4,281
Custody fees	3,391	3,241	2,992
Securities pricing fees	1,795	1,795	1,646
Registration and filing fees	545	427	1,219
Total expenses	161,751	135,487	110,886
Less:
Advisory fees waived (note 3)	(11,306)	(17,236)	(38,498)
Distribution and service (12b-1) fees waived (note 4)	-	(688)	-
Net expenses	150,445	117,563	72,388

Net Investment Income (Loss)	(46,973)	37,778	8,957

Realized and unrealized gain (loss) on investments and options:
Net realized gain on investment transactions	1,254,456	513,997	147,425
Net realized gain on options written	17,321	-	-
Net change in unrealized appreciation (depreciation) on investments	(395,806)	(190,514)	418,681
Net change in unrealized depreciation on options written	(8,496)	-	-
Net realized and unrealized gain on investments and options written	867,475	323,483	566,106

Net Increase in Net Assets Resulting from Operations	$820,502	$361,261	$575,063

See Notes to Financial Statements.

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Mid-Cap Fund

For the fiscal year/period ended	For the Six Month Period Ended May 31, 2017	For the Year Ended November 30, 2016
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(46,973)	$(64,958)
Net realized gain on investment transactions and options	1,271,777	1,889,771
Net change in unrealized depreciation on investments and options	(404,302)	(218,428)
Net Increase in Net Assets Resulting from Operations	820,502	1,606,385

Distributions to shareholders from:
Net realized gain from investment transactions
Institutional Shares	-	(1,735,201)
Investor Shares	-	(74,020)
Decrease in Net Assets Resulting from Distributions	-	(1,809,221)

Capital Share Transactions: (note 7)
Institutional Shares
Shares sold	58,456	27,880
Reinvested dividends and distributions	-	1,685,794
Shares repurchased	(57,887)	(3,097,099)
Investor Shares
Shares sold	-	-
Reinvested dividends and distributions	-	74,020
Shares repurchased	(83,259)	(60,023)
Decrease in Net Assets from Capital Share Transactions	(82,690)	(1,369,428)

Net Increase (Decrease) in Net Assets	737,812	(1,572,264)

Net Assets:
Beginning of year/period	19,267,486	20,839,750
End of year/period	$20,005,298	$19,267,486

Accumulated Net Investment Loss	$(121,005)	$(74,032)

See Notes to Financial Statements.

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Fund

For the fiscal year/period ended	For the Six Month Period Ended May 31, 2017	For the Year Ended November 30, 2016
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$37,778	$113,035
Net realized gain on investment transactions	513,997	427,367
Net change in unrealized appreciation (depreciation) on investments	(190,514)	935,393
Net Increase in Net Assets Resulting from Operations	361,261	1,475,795

Distributions to shareholders from:
Net investment income
Institutional Shares	-	(67,606)
Investor Shares	-	(1,444)
Net realized capital gains
Institutional Shares	-	(414,302)
Investor Shares	-	(9,608)
Decrease in Net Assets Resulting from Distributions	-	(492,960)

Capital Share Transactions: (note 7)
Institutional Shares
Shares sold	29,862	111,075
Reinvested dividends and distributions	-	480,037
Shares repurchased	(3)	(686,877)
Investor Shares
Shares sold	-	1,000
Reinvested dividends and distributions	-	11,052
Shares repurchased	-	(1,577)
Increase (Decrease) in Net Assets from Capital Share Transactions	29,859	(85,290)

Net Increase in Net Assets	391,120	897,545

Net Assets:
Beginning of year/period	15,023,229	14,125,684
End of year/period	$15,414,349	$15,023,229

Accumulated Net Investment Loss	$(103,972)	$(141,750)

See Notes to Financial Statements.

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Wellington Shields All-Cap Fund

For the year/period ended	For the Six Month Period Ended May 31, 2017	For the Year Ended November 30, 2016
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$8,957	$(5,708)
Net realized gain (loss) on investment transactions	147,425	(427,415)
Net change in unrealized appreciation on investments	418,681	558,433
Net Increase in Net Assets Resulting from Operations	575,063	125,310

Capital Share Transactions: (note 7)
Class A Shares
Shares sold	390,396	1,153,162
Reinvested dividends and distributions	-	-
Shares repurchased	(1,128,113)	(1,277,654)
Decrease in Net Assets from Capital Share Transactions	(737,717)	(124,492)

Net Increase (Decrease) in Net Assets	(162,654)	818

Net Assets:
Beginning of year/period	9,502,536	9,501,718
End of year/period	$9,339,882	$9,502,536

Undistributed (Accumulated) Net Investment Income (Loss)	$4,919	$(4,038)

See Notes to Financial Statements.

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year/period ended

			Mid-Cap Fund
	For the
	Six Month		Institutional Shares
	Period Ended		For the Years Ended
	May 31,		November 30,
	2017		2016		2015		2014		2013		2012
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$22.88		$22.93		$22.40		$22.34		$18.07		$16.56

Investment Operations:

Net investment income (loss)	(0.05)	(a)	(0.08)	(a)	(0.07)	(a)	(0.04)	(a)	-	(b)	(0.06)
Net realized and unrealized gain on
investments and options	1.03		2.37		1.39		1.99		5.36		1.57
Total from investment operations	0.98		2.29		1.32		1.95		5.36		1.51

Less Distributions:
From net realized capital gains	-		(2.34)		(0.76)		(1.89)		(1.09)		-
From return of capital	-		-		(0.03)		-		-		-
Total distributions	-		(2.34)		(0.79)		(1.89)		(1.09)		-

Net Asset Value, End of Year/Period	$23.86		$22.88		$22.93		$22.40		$22.34		$18.07

Total Return (c)	4.28%	(e)	9.96%		5.91%		8.76%		29.66%		9.12%

Ratios/Supplemental Data
Net Assets, End of Year/Period (in 000's)	$19,411		$18,616		$20,178		$19,081		$17,629		$14,048
Ratio of Gross Expenses to Average Net Assets (d)	1.62%	(f)	1.64%		1.58%		1.62%		1.75%		1.80%
Ratio of Net Expenses to Average Net Assets (d)	1.50%	(f)	1.50%		1.50%		1.50%		1.50%		1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets	(0.46)%	(f)	(0.33)%		(0.30)%		(0.18)%		0.01%		(0.33)%
Portfolio Turnover Rate	15.40%	(e)	38.89%		24.64%		22.46%		24.43%		33.43%

(a)
Net investment income (loss) per share is based on average shares outstanding for the six month period ended May 31, 2017 and for the years ended November 30, 2016, November 30, 2015 and November 30, 2014.

(b)	Net investment income resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year/period ended

			Mid-Cap Fund
	For the
	Six Month		Investor shares
	Period Ended		For the Years Ended
	May 31,		November 30,
	2017		2016		2015		2014		2013	2012
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$18.29		$18.89		$18.73		$19.06		$15.66	$14.46

Investment Operations:

Net investment loss	(0.11)	(a)	(0.21)	(a)	(0.21)	(a)	(0.18)	(a)	(0.11)	(0.16)
Net realized and unrealized gain on
investments	0.82		1.95		1.16		1.74		4.60	1.36
Total from investment operations	0.71		1.74		0.95		1.56		4.49	1.20

Less Distributions:
From net realized capital gains	-		(2.34)		(0.76)		(1.89)		(1.09)	-
From return of capital	-		-		(0.03)		-		-	-
Total distributions	-		(2.34)		(0.79)		(1.89)		(1.09)	-

Net Asset Value, End of Year/Period	$19.00		$18.29		$18.89		$18.73		$19.06	$15.66

Total Return (b)	3.88%	(d)	9.18%		5.09%		8.22%		28.66%	8.30%

Ratios/Supplemental Data
Net Assets, End of Year/Period (in 000's)	$594		$652		$661		$577		$570	$435
Ratio of Gross Expenses to Average Net Assets (c)	2.37%	(e)	2.39%		2.33%		2.37%		2.50%	2.55%
Ratio of Net Expenses to Average Net Assets (c)	2.25%	(e)	2.25%		2.25%		2.25%		2.25%	2.25%
Ratio of Net Investment Loss to
Average Net Assets	(1.21)%	(e)	(1.08)%		(1.05)%		(0.93)%		(0.74)%	(1.08)%
Portfolio Turnover Rate	15.40%	(d)	38.89%		24.64%		22.46%		24.43%	33.43%

(a)	Net investment loss per share is based on average shares outstanding for the six month period ended May 31, 2017 and for the years ended November 30, 2016, November 30, 2015 and November 30, 2014.
(b)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not include the impact of sales charges.

(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year/period ended

			Small-Cap Fund
	For the
	Six Month		Institutional Shares
	Period Ended		For the Years Ended
	May 31,		November 30,
	2017		2016		2015		2014		2013		2012
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$19.92		$18.52		$21.50		$23.61		$17.76		$17.58

Investment Operations:

Net investment income (loss)	0.05	(a)	0.16	(a)	0.20	(a)	(0.04)	(a)	0.05	(a)	0.26
Net realized and unrealized gain (loss) on
investments	0.43		1.91		(2.72)		(0.25)		6.72		1.09
Total from investment operations	0.48		2.07		(2.52)		(0.29)		6.77		1.35

Less Distributions:
From net investment income	-		(0.09)		(0.20)		-		(0.05)		(0.26)
In excess of net investment income	-		-		-		(0.02)		(0.04)		(0.05)
From net realized capital gains	-		(0.58)		(0.26)		(1.80)		(0.83)		(0.86)
Total distributions	-		(0.67)		(0.46)		(1.82)		(0.92)		(1.17)

Net Asset Value, End of Year/Period	$20.40		$19.92		$18.52		$21.50		$23.61		$17.76

Total Return (b)	2.41%	(d)	11.23%		(11.72)%		(1.23)%		38.08%		7.65%

Ratios/Supplemental Data
Net Assets, End of Year/Period (in 000's)	$15,087		$14,704		$13,837		$15,780		$16,099		$11,694
Ratio of Gross Expenses to Average Net Assets (c)	1.73%	(e)	1.78%		1.70%		1.68%		1.85%		1.93%
Ratio of Net Expenses to Average Net Assets (c)	1.50%	(e)	1.50%		1.50%		1.50%		1.50%		1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.49%	(e)	0.83%		0.98%		(0.17)%		0.23%		1.35%
Portfolio Turnover Rate	14.19%	(d)	47.39%		30.91%		28.78%		28.46%		29.36%

(a)
Net investment income (loss) per share is based on average shares outstanding for the six month period ended May 31, 2017 and for the years ended November 30, 2016, November 30, 2015,  November 30, 2014 and November 30, 2013.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year/period ended

			Small-Cap Fund
	For the
	Six Month		Investor shares
	Period Ended		For the Years Ended
	May 31,		November 30,
	2017		2016		2015		2014		2013		2012
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$18.64		$17.42		$20.24		$22.40		$16.90		$16.78

Investment Operations:

Net investment income (loss)	0.02	(a)	0.09	(a)	0.12	(a)	(0.11)	(a)	(0.02)	(a)	0.21
Net realized and unrealized gain (loss) on
investments	0.40		1.80		(2.54)		(0.25)		6.38		1.02
Total from investment operations	0.42		1.89		(2.42)		(0.36)		6.36		1.23

Less Distributions:
From net investment income	-		(0.09)		(0.14)		-		-		(0.19)
In excess of net investment income	-		-		-		-		(0.03)		(0.06)
From net realized capital gains	-		(0.58)		(0.26)		(1.80)		(0.83)		(0.86)
Total distributions	-		(0.67)		(0.40)		(1.80)		(0.86)		(1.11)

Net Asset Value, End of Year/Period	$19.06		$18.64		$17.42		$20.24		$22.40		$16.90

Total Return (b)	2.25%	(d)	10.87%		(11.98)%		(1.59)%		37.63%		7.31%

Ratios/Supplemental Data
Net Assets, End of Year/Period (in 000's)	$327		$320		$289		$324		$312		$156
Ratio of Gross Expenses to Average Net Assets (c)	2.48%	(e)	2.53%		2.45%		2.43%		2.60%		2.68%
Ratio of Net Expenses to Average Net Assets (c)	1.83%	(e)	1.84%		1.83%		1.83%		1.83%		1.83%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.16%	(e)	0.49%		0.65%		(0.50)%		(0.10)%		1.02%
Portfolio Turnover Rate	14.19%	(d)	47.39%		30.91%		28.78%		28.46%		29.36%

(a)
Net investment income (loss) per share is based on average shares outstanding for the six month period ended May 31, 2017 and for the years ended November 30, 2016, November 30, 2015,  November 30, 2014 and November 30, 2013.

(b)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not include the impact of sales charges.

(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during the year/period ended

	Wellington Shields All-Cap Fund

	Class A Shares

	For the Six Month Period Ended May 31, 2017		For the Year Ended November 30, 2016	For the Period Ended November 30, 2015 (a)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.81		$10.69	$10.00

Investment Operations:

Net investment income (loss) (b)	0.01		(0.01)	(0.05)
Net realized and unrealized gain on
investments	0.65		0.13	0.79
Total from investment operations	0.66		0.12	0.74

Less Distributions:
From net realized capital gains	-		-	(0.05)
Total distributions	-		-	(0.05)

Net Asset Value, End of Year/Period	$11.47		$10.81	$10.69

Total Return (c)	6.11%	(e)	1.12%	7.40%	(e)

Ratios/Supplemental Data
Net Assets, End of Year/Period (in 000's)	$9,340		$9,503	$9,502
Ratio of Gross Expenses to Average Net Assets (d)	2.30%	(f)	2.32%	2.55%	(f)
Ratio of Net Expenses to Average Net Assets (d)	1.50%	(f)	1.50%	1.50%	(f)
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.19%	(f)	(0.06)%	(0.48)%	(f)
Portfolio Turnover Rate	37.19%	(e)	68.71%	76.31%	(e)

(a)	The Wellington Shields All-Cap Fund commenced operations on December 2, 2014.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2017

1.	Organization and Significant Accounting Policies

The Capital Management Mid-Cap Fund, Capital Management Small-Cap Fund and the Wellington Shields All-Cap Fund (collectively the “Funds” and individually the “Mid-Cap Fund”, “Small-Cap Fund” and “All-Cap Fund”) are series funds. The Funds are part of the Capital Management Investment Trust (the “Trust”), which was organized on October 14, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Funds are each classified as a “diversified” company as defined in the 1940 Act.

The Mid-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek long-term capital appreciation.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation, while current income is a secondary consideration in selecting portfolio investments.

The All-Cap Fund commenced operations on December 2, 2014. The investment objective of the Fund is to seek capital appreciation.

The Mid-Cap Fund and Small-Cap Fund offer two classes of shares (Institutional Shares and Investor Shares). Each class of shares has equal rights as to assets of the respective Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees”) determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The All-Cap Fund offers one class of shares (Class A).

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2017

1.	Organization and Significant Accounting Policies (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for identical securities in inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of May 31, 2017:

Mid-Cap Fund Assets: Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$17,431,829	$-	$17,431,829
Investment Companies	-	2,348,737	2,348,737
Total Assets	$17,431,829	$2,348,737	$19,780,566

Mid-Cap Fund Liabilities Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written	$17,900	$-	$17,900
Total Liabilities	$17,900	$-	$17,900

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$13,966,142	$-	$13,966,142
Investment Companies	-	1,097,121	1,097,121
Totals	$13,966,142	$1,097,121	$15,063,263

All-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$8,994,385	$-	$8,994,385
Investment Companies	-	98,486	98,486
Totals	$8,994,385	$98,486	$9,092,871

(a)
As of and during the six month period ended May 31, 2017, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2017

1.	Organization and Significant Accounting Policies (Continued)

There were no transfers between Levels during the six month period ended May 31, 2017. It is the Funds’ policy to recognize transfers at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Written Options
The Mid-Cap Fund and Small Cap Fund may write covered call options on equity securities or futures contracts that the Funds are eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Funds may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if a Fund owns the underlying security subject to the call option at all times during the option period. When a Fund writes a covered call option, it maintains in a segregated account with its custodian or as otherwise required by the rules of the exchange for the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The writing of covered call options is considered to be a conservative investment technique. The Funds will receive a premium from writing a call option, which increases the Funds’ return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions
The Funds may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported year. Actual results could differ from those estimates.

Federal Income Taxes
The Funds are considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2017

1. Organization and Significant Accounting Policies (Continued)

As of and during the six month period ended May 31, 2017, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of May 31, 2017, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended November 30, 2013, November 30, 2014, November 30, 2015, November 30, 2016) and during the six month period ended May 31, 2017 and has concluded that no provision for income tax is required in these financial statements.

2. Derivatives Transactions

As of May 31, 2017, portfolio securities valued at $1,693,022 were held in escrow by the custodian as cover for options written by the Mid-Cap Fund.

Transactions in options written by the Mid-Cap Fund during the six month period ended May 31, 2017 were as follows:

	Call Options
	Number of Options Contracts*	Options Premiums Received
Options outstanding beginning of period	-	-
Options written	360	30,792
Options covered	(80)	(8,057)
Options exercised	(100)	(3,094)
Options expired	(95)	(10,237)
Options outstanding end of period	85	9,404

*	One option contract is equivalent to one hundred shares of the underlying common stock.

As of May 31, 2017, the location on the Mid-Cap Fund’s Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$17,900	$17,900
Total Liabilities		$17,900	$17,900

Realized and unrealized gains and losses on derivatives contracts entered into by the Mid-Cap Fund during the six month period ended May 31, 2017, are recorded in the following locations in the Statement of Operations:

Net change in unrealized depreciation on:	Location	Equity Contracts	Total
Call options written	Net change in unrealized depreciation on options written	$(8,496)	$(8,496)
		$(8,496)	$(8,496)

Net realized gain on:	Location	Equity Contracts	Total
Call options written	Net realized gain on options written	$17,321	$17,321
		$17,321	$17,321

For the six month period ended May 31, 2017, the total amount of all written call options, as presented in the Mid-Cap Fund’s Schedule of Investments, is representative of the volume of activity for these derivative types during the period. The Small-Cap Fund and All-Cap Fund did not invest in any derivatives during the six month period ended May 31, 2017.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2017

2. Derivatives Transactions (Continued)

The following tables present the Mid-Cap Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of May 31, 2017.

Liabilities:			Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options contracts written	$17,900	(1)	$-	$17,900	(1)	$17,900	(2)	$-	$-
Total	$17,900	(1)	$-	$17,900	(1)	$17,900	(2)	$-	$-

(1)	Written options at value as presented in the Schedule of Written Options.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

3.	Advisory Fees and Other Transactions with Affiliates

Advisers
The Mid-Cap Fund and Small-Cap Fund pay a monthly advisory fee to Capital Management Associates, Inc. (“CMA”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 1 provided below. The All-Cap Fund pays a monthly advisory fee to Wellington Shields Capital Management, LLC. (“WSCM”) based upon the average daily net assets of the All-Cap Fund and calculated at the annual rates as shown in Table 1 provided below. CMA and WSCM have entered into contractual agreements (“Expense Limitation Agreements”) with the Funds under which they have agreed to waive or reduce their fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than a specified percentage of the average daily net assets of the Funds. The contractual agreements cannot be terminated prior to March 31, 2018 without the Trust’s Board of Trustees’ approval. There can be no assurance that the Expense Limitation Agreements will continue in the future. Subject to approval by the Board of Trustees, CMA and WSCM may be able to recoup fees waived and expenses assumed during any of the previous three fiscal years, provided the Funds have reached a sufficient asset size to permit such reimbursements to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. In addition, the total assets of the Mid-Cap Fund and the Small-Cap Fund must exceed $10 million in order to permit any recoupments be paid to CMA. A breakout of the recoupable fees for the previous three years are listed below in Table 2. CMA and WSCM may recapture the amounts no later than November 30 of the corresponding year listed below. The expense limitation percentages including 12b-1 fees, as well as the Advisory fees waived for the six month period ended May 31, 2017, are included in Table 3 and Table 4, respectively.

Table 1
Advisory Fees	Rates
Average Net Assets	Mid-Cap Fund	Small-Cap Fund	All-Cap Fund
First $100 million	1.00%	1.00%	1.00%
Next $150 million	0.90%	0.90%	0.90%
Next $250 million	0.85%	0.85%	0.85%
Over $500 million	0.80%	0.80%	0.80%

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2017

3. Advisory Fees and Other Transactions with Affiliates (Continued)

Table 2
Fund	2020	2019	2018	2017
Mid-Cap Fund	$ 11,306	$ 25,601	$ 16,330	$ 22,192
Small-Cap Fund	17,236	38,487	30,477	28,969
All-Cap Fund	38,498	76,719	78,237	-

Table 3
Expense Limitation Ratios	Mid-Cap Fund	Small-Cap Fund	All-Cap Fund
Institutional Class	1.50%	1.50%	N/A
Investor Class	2.25%	2.25%	N/A
Class A	N/A	N/A	1.50%

Table 4
Advisory Fees Waived
Mid-Cap Fund	$ 11,306
Small-Cap Fund	17,236
All-Cap Fund	38,498

Administrator
M3Sixty Administration, LLC (“M3Sixty” or the “Administrator”) serves as the Administrator, Fund Accountant and Transfer Agent for the Trust pursuant to a written agreement with the Trust. M3Sixty provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For M3Sixty’s services to the Funds, the Mid-Cap and Small-Cap Funds pay M3Sixty a base fee of $15,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. The All-Cap Fund pays M3Sixty a base fee capped at $10,000 annually for the first two years of operations, an annualized asset-based fee of 0.20% of average daily net assets up to $500 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six month period ended May 31, 2017, M3Sixty earned $29,155, $25,022 and $16,401 for the Mid-Cap Fund, Small-Cap Fund and All-Cap Fund, respectively, including out of pocket expenses. These amounts are included in Administration fees on the Statements of Operations.

Distributor
Wellington Shields & Co., LLC (the “Distributor”) is the Funds’ principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. During the six month period ended May 31, 2017, there were no sales charges paid for the Mid-Cap Fund or Small-Cap Fund. The Distributor is also the broker-dealer and is used by the Funds for their investment transactions. During the six month period ended May 31, 2017, there were commissions on investment transactions paid to the Distributor of $11,297, $9,989 and $6,539 for the Mid-Cap Fund, Small-Cap Fund and All-Cap Fund, respectively.

Certain Trustees and officers of the Trust are also officers of the Advisors, the Administrator or the Distributor.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2017

4.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted a distribution plan with respect to the Investor Shares pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Mid-Cap and Small-Cap Funds may incur certain costs, which may not exceed 0.75% per annum of the average daily net assets of Investor Shares for each period elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Funds or support servicing of shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Mid-Cap and Small-Cap Funds’ Investor Shares’ average daily net assets. The All-Cap Fund Class A Shares may expend up to 0.35% of the Fund’s average daily net assets annually to finance any activity primarily intended to result in the sale of fund shares. The Mid-Cap and Small-Cap Funds incurred $2,445 and $1,243, respectively, in distribution and service fees under the Plan with respect to Investor Shares for the six month period ended May 31, 2017. The Distributor has voluntarily waived $688 of these fees for the Small-Cap Fund for the six month period ended May 31, 2017. The All-Cap Fund incurred $16,890 in distribution and service fees under the Plan with respect to Class A Shares for the six month period ended May 31, 2017.

5.	Purchases and Sales of Investment Securities

For the six month period ended May 31, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Mid-Cap Fund	$2,905,426	$5,022,784
Small-Cap Fund	2,085,014	2,341,759
All-Cap Fund	3,418,963	3,582,270

There were no purchases or sales of long-term U.S. Government Obligations during the six month period ended May 31, 2017.

6.	Federal Income Tax

The information shown in the tables below represent: (1) tax components of capital as of November 30, 2016, (2) unrealized appreciation or depreciation of investments for federal income tax purposes, as of May 31, 2017, (3) post-October and post-December loss deferrals as of November 30, 2016 and (4) distributions the Funds paid under federal income tax regulations.

Table 1	Undistributed			Deferred
	Long-Term Gains	Ordinary Income	Short-Term Capital Loss Carryforwards (Non-expiring)	Post-October Losses	Post-December Losses	Net Tax Appreciation (Depreciation)	Distributable Earnings, Net
Mid-Cap Fund	$80,550	$-	$-	$-	$(74,032)	$6,566,636	$6,573,154
Small-Cap Fund	-	-	-	(233,758)	(141,750)	3,624,645	3,249,137
All-Cap Fund	-	-	(236,847)	(302,697)	(4,038)	967,502	423,920

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2017

6.	Federal Income Tax (Continued)

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of May 31, 2017 are noted below.

Table 2		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$13,600,332	$6,726,107	$(563,773)	$6,162,334
Small-Cap Fund	11,629,132	4,178,834	(744,703)	3,434,131
All-Cap Fund	7,706,688	1,499,673	(113,490)	1,386,183

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year and are reflected in the chart below.

Table 3	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
Mid-Cap Fund	$-	$-	$74,032	$80,102
Small-Cap Fund	233,758	237,215	141,750	-
All-Cap Fund	302,697	112,129	4,038	32,939

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, deferral of post-October losses, deferral of post-December losses, foreign currency transactions, flow through income and deferred passive losses from limited partnerships and net investment losses. Permanent differences such as tax returns of capital, capital gains retained and net investment losses, if any, would be reclassified against capital. For the fiscal year ended November 30, 2016, the Funds reclassified the following on the Statements of Assets and Liabilities.

Table 4
	Net Investment Loss	Net Realized Loss	Capital
Mid-Cap Fund	$71,028	$-	$(71,028)
Small-Cap Fund	-	-	-
All-Cap Fund	34,609	-	(34,609)

The Funds paid the following distributions during the six month period ended May 31, 2017 and the year ended November 30, 2016.

Table 5	For the Six Month Period Ended May 31, 2017 Distributions from			For the Fiscal Year Ended November 30, 2016 Distributions from
	Long-Term Capital Gain	Ordinary Income	Return of Capital	Long-Term Capital Gain	Ordinary Income	Return of Capital
Mid-Cap Fund	$-	$-	$-	$1,809,221	$-	$-
Small-Cap Fund	-	-	-	423,910	69,050	-
All-Cap Fund	-	-	-	-	-	-

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2017

7.	Capital Share Transactions

	Mid-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period Ended May 31, 2017	For the Fiscal Year Ended November 30, 2016	For the Six Month Period Ended May 31, 2017	For the Fiscal Year Ended November 30, 2016
Transactions in Capital Shares
Shares sold	2,449	1,303	-	-
Reinvested distributions	-	73,541	-	4,038
Shares repurchased	(2,487)	(141,320)	(4,383)	(3,404)
Net Increase (Decrease) in Capital Shares	(38)	(66,476)	(4,383)	634
Shares Outstanding, Beginning of Year/Period	813,650	880,126	35,644	35,010
Shares Outstanding, End of Year/Period	813,612	813,650	31,261	35,644

	Small-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period Ended May 31, 2017	For the Fiscal Year Ended November 30, 2016	For the Six Month Period Ended May 31, 2017	For the Fiscal Year Ended November 30, 2016
Transactions in Capital Shares
Shares sold	1,407	6,145	-	58
Reinvested distributions	-	24,354	-	598
Shares repurchased*	-	(39,566)	-	(94)
Net Increase (Decrease) in Capital Shares	1,407	(9,067)	-	562
Shares Outstanding, Beginning of Year/Period	738,056	747,123	17,153	16,591
Shares Outstanding, End of Year/Period	739,463	738,056	17,153	17,153

*	Shares repurchased were 0.142 shares during the six month period ended May 31, 2017.

	All-Cap Fund
	Class A Shares
	For the Six Month Period Ended May 31, 2017	For the Year Ended November 30, 2016
Transactions in Capital Shares
Shares sold	36,026	113,356
Reinvested distributions	-	-
Shares repurchased	(100,726)	(123,539)
Net Increase (Decrease) in Capital Shares	(64,700)	(10,183)
Shares Outstanding, Beginning of Year/Period	878,917	889,100
Shares Outstanding, End of Year/Period	814,217	878,917

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2017

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

9.	Recent Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017. Management is currently evaluating the impact that the amendments will have on the Funds' financial statements and related disclosures.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Capital Management Funds

Additional Information (Unaudited)

1.	Additional Information about Trustees and Officers

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $500 per Fund per meeting attended in person and $300 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The Statement of Additional Information for each Fund includes additional information about the Trustees and Officers and is available, without charge, upon request by calling the Funds toll-free at 1-888-626-3863.

Name of Trustee*	Aggregate Compensation per Fund From Mid-Cap, Small-Cap and All-Cap Funds**	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds and Trust Paid to Trustees*
Independent Trustees
Lucius E. Burch, III	$ 2,600	None	None	$ 7,800
Paul J. Camilleri	$ 3,000	None	None	$ 9,000
Anthony J. Walton	$ 3,000	None	None	$ 9,000
Interested Trustees
David V. Shields	None	None	None	None
Joseph V. Shields, Jr.	None	None	None	None

*	Each of the Trustees serves as a Trustee to the three Funds of the Trust.
**	Figures are for the six month period ended May 31, 2017.

2.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and each Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863 and on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

3.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the Funds’ Forms N-Q are also available, without charge, by calling the Funds at 1-888-626-3863.

Capital Management Funds

Additional Information (Unaudited)

4.	Tax Information

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Funds’ fiscal year ended November 30, 2017. There were no distributions paid during the six month period ended May 31, 2017.

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2018 to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their own tax advisors.

The Capital Management Mutual Funds
are series of the Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Adviser Inquiries:

Documented:	Documented:

M3Sixty Administration, LLC	Capital Management Associates, Inc.
4300 Shawnee Mission Pkwy	140 Broadway
Suite 100	New York, NY 10005
Fairway, KS 66205
Wellington Shields Capital Management, LLC
140 Broadway
New York, NY 10005

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By W. Jameson McFadden	/s/ W. Jameson McFadden
President, Principal Executive Officer and Principal Financial Officer
Date: July 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By W. Jameson McFadden	/s/ W. Jameson McFadden
President, Principal Executive Officer and Principal Financial Officer
Date: July 31, 2017